Estimated Aggregate Amortization Expense from Existing Intangible Assets (Detail) - Dec. 31, 2015	CNY (¥)	USD ($)
Expected Amortization Expense [Line Items]
2016	¥ 21,964,146	$ 3,390,680
2017	21,964,146	3,390,680
2018	21,964,146	3,390,680
2019	12,984,048	2,004,391
2020	0	0
Total	¥ 78,876,486	$ 12,176,431